Significant Customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from External Customer [Line Items]
Voyage revenues	$ 636,958	$ 710,744	$ 726,791
Sales Revenue, Net | Customer Concentration Risk
Revenue from External Customer [Line Items]
Percentage of voyage revenues from major customers (less than)	10.00%
Royal Dutch Shell Plc. | Sales Revenue, Net | Customer Concentration Risk
Revenue from External Customer [Line Items]
Voyage revenues	$ 95,300	$ 115,200	$ 118,900
Percentage of voyage revenues from major customers (less than)	15.00%	16.00%	16.00%
INEOS Europe AG | Sales Revenue, Net | Customer Concentration Risk
Revenue from External Customer [Line Items]
Voyage revenues	$ 114,100	$ 115,400	$ 114,100
Percentage of voyage revenues from major customers (less than)	18.00%	16.00%	16.00%
Ras Laffan Liquefied Natural Gas Company Ltd. | Sales Revenue, Net | Customer Concentration Risk
Revenue from External Customer [Line Items]
Voyage revenues	$ 75,100	$ 75,000	$ 74,200
Percentage of voyage revenues from major customers (less than)	12.00%	11.00%	10.00%